UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 106.7%
Commercial Paper - 59.2%
$20,000,000	Abbey National NA LLC, 5.296% due 8/20/07 (a)	$19,944,583
2,000,000	ABN Amro Mortgage Corp., 5.410% due 7/11/08	2,003,456
10,000,000	Anglesea Funding, 5.401% due 8/1/07 (a)(b)	10,000,000
1,500,000	Berkeley Square Finance LLC, 5.306% due 8/20/07 (a)(b)	1,495,820
18,000,000	CBA Delaware Finance, 5.287% due 8/7/07 (a)	17,984,280
5,000,000	Chesham Finance LLC, 5.347% due 9/13/07 (a)(b)	4,968,467
	Danske Corp.:
10,000,000	5.298% due 8/20/07 (a)(b)	9,972,503
5,400,000	5.291% due 8/23/07 (a)(b)	5,382,725
3,000,000	5.325% due 10/19/07 (a)(b)	2,965,536
	Dexia Delaware LLC:
5,500,000	5.300% due 8/3/07 (a)	5,498,390
3,500,000	5.341% due 8/8/07 (a)	3,496,461
10,000,000	Dresdner US Finance, 5.291% due 8/13/07 (a)	9,982,433
2,000,000	Ebbets PLC, 5.214% due 8/28/07 (a)(b)	1,992,470
3,000,000	Ebury Finance Ltd., 5.371% due 8/1/07 (a)(b)	3,000,000
	General Electric Capital Corp.:
15,000,000	5.283% due 8/24/07 (a)	14,949,688
2,000,000	5.333% due 11/9/07 (a)	1,971,500
2,000,000	5.367% due 3/14/08 (a)	1,935,213
	HBOS Treasury Services NY:
5,000,000	5.310% due 9/4/07	5,000,272
4,000,000	5.310% due 10/15/07	4,000,000
10,000,000	5.300% due 1/16/08	10,000,000
	ING U.S. Funding LLC:
15,000,000	5.311% due 10/9/07 (a)	14,849,350
5,000,000	5.352% due 12/12/07 (a)	4,903,760
	Morrigan TRR Funding LLC:
15,000,000	5.328% due 8/17/07 (a)(b)	14,964,667
2,000,000	5.390% due 11/9/07 (a)(b)	1,971,211
19,000,000	National Australia Funding, 5.280% due 8/1/07 (a)(b)	19,000,000
	Rabobank USA Finance Corp.:
16,000,000	5.270% due 8/24/07 (a)	15,946,384
3,000,000	5.291% due 8/28/07 (a)	2,988,154
	Sanpaolo IMI U.S. Financial Co.:
7,000,000	5.272% due 8/2/07 (a)	6,998,979
3,700,000	5.312% due 8/8/07 (a)	3,696,209
	Societe Generale N.A.:
2,500,000	5.296% due 8/6/07 (a)	2,498,177
4,400,000	5.292% due 9/4/07 (a)	4,378,142
2,000,000	5.319% due 10/11/07 (a)	1,979,252
2,750,000	5.319% due 11/5/07 (a)	2,711,573
5,000,000	5.360% due 11/26/07 (a)	4,915,013
2,000,000	5.300% due 1/30/08	2,000,000
2,000,000	5.372% due 3/14/08 (a)	1,935,151
2,000,000	5.200% due 7/25/08	2,000,000
10,000,000	Solitaire Funding LLC, 5.304% due 8/17/07 (a)(b)	9,976,533
18,000,000	Swedbank, 5.274% due 8/10/07 (a)	17,976,375
	UBS Finance Delaware LLC:
5,000,000	5.308% due 8/3/07 (a)	4,998,536
2,000,000	5.340% due 8/10/07 (a)	1,997,400
3,657,000	5.308% due 8/27/07 (a)	3,643,107
9,000,000	5.290% due 8/31/07 (a)	8,960,588

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 59.2% (continued)
$5,000,000	Victory Receivable Corp., 5.314% due 8/20/07 (a)(b)	$4,986,040

	Total Commercial Paper	296,818,398

Certificates of Deposit - 5.6%
10,000,000	Bank of America NA, 5.300% due 8/13/07	10,000,000
18,000,000	Wells Fargo Bank NA, 5.280% due 8/31/07	18,000,000

	Total Certificates of Deposit	28,000,000

Certificates of Deposit (Yankee) - 37.3%
10,000,000	Banco Bilbao, 5.300% due 8/22/07	10,000,000
	Bank of Nova Scotia NY:
2,900,000	5.300% due 8/13/07	2,899,993
15,000,000	5.310% due 9/4/07	15,000,000
	Barclays Bank PLC NY:
5,000,000	5.320% due 8/27/07	5,000,000
5,000,000	5.330% due 11/5/07	5,000,000
	BNP Paribas NY Branch:
5,000,000	5.250% due 9/5/07	5,000,000
5,000,000	5.300% due 11/5/07	4,999,870
2,000,000	5.285% due 2/8/08	2,000,000
2,000,000	5.360% due 3/6/08	2,000,000
	Canadian Imperial Bank:
15,000,000	5.300% due 10/9/07	15,000,000
5,000,000	5.260% due 1/9/08	4,995,049
2,000,000	Credit Suisse New York, 5.270% due 5/14/08	2,000,000
10,000,000	Depka Bank PLC, 5.320% due 10/17/07	10,000,000
	Deutsche Bank AG NY:
2,000,000	5.345% due 8/6/07	2,000,002
10,000,000	5.310% due 10/25/07	10,000,000
5,000,000	Deutsche Bank NY, 5.350% due 8/6/07	5,000,000
1,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	1,000,130
	Fortis Bank NY:
10,000,000	5.300% due 10/2/07	10,000,000
1,500,000	5.305% due 2/19/08	1,500,040
5,000,000	Governor & Co. Bank, 5.320% due 10/26/07	5,000,072
1,000,000	HBOS Treasury Services NY, 5.355% due 10/22/07	1,000,011
5,000,000	Norddeutsche Landesbank, 5.320% due 9/28/07	5,000,000
8,000,000	Royal Bank of Canada NY, 5.300% due 8/16/07	8,000,000
	Royal Bank of Scotland NY:
5,000,000	5.310% due 9/6/07	5,000,000
15,000,000	5.305% due 10/9/07	15,000,000
	Svenska Handelsbanken NY:
15,000,000	5.300% due 8/22/07	15,000,000
2,000,000	5.300% due 10/1/07	2,000,000
3,000,000	5.365% due 10/26/07	2,999,884
	Toronto Dominion Bank NY:
10,000,000	5.320% due 9/24/07	10,000,000
5,000,000	5.355% due 12/21/07	5,000,000

	Total Certificates of Deposit (Yankee)	187,395,051

Corporate Bond & Note - 1.0%
5,000,000	Bank of America NA Charlotte, NC, 5.310% due 9/17/07	5,000,000

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Time Deposit - 3.0%
$14,955,000	Calyon Grand Cayman, 5.360% due 8/1/07	$14,955,000

U.S. Government Agency - 0.6%
2,967,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 5.258% due 11/30/07 (a)	2,916,839

	TOTAL INVESTMENTS - 106.7% (Cost - $535,085,288#)	535,085,288
	Liabilities in Excess of Other Assets - (6.7)%	(33,462,362)

	TOTAL NET ASSETS - 100.0%	$501,622,926

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Money Market Portfolio (the “Fund”) is a separate investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b) Credit and Market Risk. The Fund invests in structured securities collateralized by residential real estate mortgages that are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 26, 2007